CONTINGENCIES, COMMITMENTS AND RESTRICTIONS ON THE DISTRIBUTION OF PROFITS (Shareholders' equity under Luxembourg law) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jan. 01, 2017	Dec. 31, 2014
Disclosure of classes of share capital [line items]
Legal reserve	$ 200,500	$ 200,500	$ 200,500
Non distributable reserves	1,400,000	1,400,000	1,400,000
Profit (Loss) for the year	1,022,927	706,929	59,779
Total Equity	5,852,771	$ 5,166,593	$ 4,802,997		$ 5,634,703
Luxembourg
Disclosure of classes of share capital [line items]
Share capital	2,004,743
Legal reserve	200,474
Non distributable reserves	1,414,122
Reserve for own shares	59,600
Accumulated profit at January 1, 2017				$ 3,135,868
Profit (Loss) for the year	(32,012)
Total Equity	$ 6,782,795